Transition period comparative data - Summary of Transition Period Data (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Profit or loss [abstract]
Revenue	£ 147.5	[1]	£ 138.2	£ 315.4	£ 260.0	[1]	£ 259.9	[1]
Gross profit	104.6	[1]	96.3	224.6	180.2	[1]	183.2	[1]
Profit before tax	15.6	[1]	26.0	4.7	8.3	[1]	55.6	[1]
Tax	(2.8)	[1]	0.1	(0.3)	4.2	[1]	(11.2)	[1]
Profit for the period	£ 12.8	[1]	£ 26.1	£ 4.4	£ 12.5	[1]	£ 44.4	[1]
Basic EPS	£ 0.058	[1]	£ 0.127	£ 0.019	£ 0.060	[1]	£ 0.217	[1]
Diluted EPS	£ 0.058	[1]	£ 0.127	£ 0.019	£ 0.060	[1]	£ 0.215	[1]
Weighted average number of ordinary shares for the purposes of basic EPS	219.6		205.3	226.7	207.6		204.9
Weighted average number of ordinary shares for the purposes of diluted EPS	222.0		207.2	228.9	209.6		206.7

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.